UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201, Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/08

Date of reporting period:  12/31/07

Item 1. Report to Stockholders.

KEYSTONE
MUTUAL FUNDS

91213C
100

# Keystone Mutual Funds Semi-Annual Report

December 31, 2007

KLGAX
KLGCX

www.keystonefunds.com

February 8, 2008

Dear Shareholders,

It is not uncommon to hear “small craft advisories” in the weather report near large bodies of water due to the onset of stormy weather in the vicinity. These small craft advisories always precede a hurricane, but they do not always indicate that a hurricane is going to hit head on. Hurricane movement can be unpredictable, leading to large areas being put under warnings. Even so, watercraft generally clear the area and individuals take cover on higher ground.

The volatility of the US equity market in recent months is in some ways comparable to the choppiness of coastal waters in the possible path of a building hurricane. Investor sentiment has bobbed up and down in the choppy waters caused by the building storm in the credit markets.  Rising default  rates on asset backed securities, leading to lower loan origination volumes and higher credit costs, have been shrinking profit margins for lenders and slowing economic activity. Rising energy prices and slowing  job growth continue to pressure consumer spending.  Meanwhile, the sun is shining in many places providing some cause for optimism that the storm may just pass by, rather than be a direct hit.  International demand, especially in the emerging markets and oil rich countries, continues to be robust.  We pick stocks on a daily basis within the context of these choppy waters, not knowing for sure if the “hurricane” is going to make a direct hit.

The choppy waters led to quite a divergence of returns in the US equity market in 2007.  For a complete review of the Fund’s performance for this period please go to our website at www.keystonefunds.com.  We are pleased with this performance in a year of great individual stock and broader market volatility.  Furthermore, we are pleased with how our  research process has been functioning.  Finally, it is gratifying to see that virtually all of our positive alpha has come from individual stock selection once again, rather than sector selection.  Negative trends in employment, real personal income, industrial production, and real sales activity in retail and manufacturing have been pointing toward even slower US economic growth than we had anticipated.  We now believe that the US economy may sink to 1% GDP growth and possibly below 1% during the first half of 2008 before recovering sometime in the second half. Consequently, we believe that  investment returns in the US equity market will struggle for the first half of 2008, before showing better growth in the second half.   In this environment, we have positioned t he portfolio with a large exposure in industrials, technology, and pharmaceutical/biotech and medical  technology companies, favoring those with significant international exposure.  We are thrilled with the prices offered on many of these names and the growth prospects for each.

Thank you for the confidence you have placed in us.

Very Truly yours ,

Andrew S.Wyatt	Thomas G. Kamp
Chairman of the Board	Chief Investment Officer

Must be preceded or accompanied by a prospectus.

Alpha is an annualized return measure of how much better or worse a fund’s performance  is relative to an index, after allowing for differences in risk.

Mutual fund investing involves risk; principal loss possible. Past performance is no guarantee of future performance.  The Fund concentrates its investments in a limited number of companies, and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.  Growth investing does not guarantee a profit or eliminate risk.  The stocks of these companies can have relatively high valuations.  Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.  The Fund may also purchase foreign securities or use derivatives, which involve additional risks. Please refer to the prospectus of  further information concerning the risks of investing in the Fund.

Sector holdings and Fund holdings are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments  for a complete listing of Fund holdings.

Distributed by Quasar Distributors, LLC (2/08)

Keystone Large Cap Growth Fund – Class A
Growth of a $10,000 Investment

Average Annual Returns
December 31, 2007 (Unaudited)

			Since	Inception
	1 Year	5 Year	Inception	Date

Class A (without sales load)	16.06%	n/a	21.32%	8/7/06
Class A (with sales load)	11.14%	n/a	17.61%	8/7/06

Class C (without sales load)	15.53%	n/a	20.71%	8/7/06
Class C (with sales load)	14.53%	n/a	20.71%	8/7/06

Russell 1000 Growth Index	11.81%	n/a	17.81%	8/7/06

Performance data quoted represents past performance; past performance does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

Performance data current to the most recent quarter end may be obtained by calling (866) 596 -3863 or visiting www.keystonefunds.com.

At various times, the Funds Adviser waived its management fees and/or reimbursed Fund expenses. Had the Adviser not done so,the Fund’s total return would have been lower .

Class A performance has been shown to reflect the maximum sales charge of 4.25%. Class C performances would reflect the maximum contingent sales charge (CDSC) of 1.00%, terminating on the anniversary date of your purchase of shares.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares .

		December 31, 2007
	Ticker Symbols	(Unaudited)
		Net Asset Values

Class A	KLGAX	$29.94
Class C	KLGCX	$29.71

		Top 10 Holdings
		December 31, 2007 (Unaudited)
Rank	Ticker	Security Name	Percentage of
			Net Assets
1	TEX	Terex Corp.	5.44%
2	ORCL	Oracle Corporation	5.02%
3	MSFT	Microsoft Corporation	4.69%
4	MRK	Merek & Co., Inc.	4.52%
5	GLW	Corning, Inc.	4.48%
6	AAPL	Apple Computer, Inc.	4.08%
7	WFR	MEMC Electronic Materials, Inc.	3.97%
8	TEVA	Teva Pharmaceutical Industries Ltd. ADR	3.93%
9	MDT	Medtronic, Inc.	3.74%
10	INTC	Intel Corporation	3.67%

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sale charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in t he Fund and to compare these costs with the ongoing costs of investing in other mutual funds.The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds.To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs,  such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table for each class is useful  in comparing ongoing costs only, and will not help you determine the relative total costs of owning different  funds. In addition, if the transaction costs were included, your costs would have been higher.

Expense Examples

			Expenses Paid
	Beginning Account	Ending Account	During Period[1]	Annualized
	Value (7/1/2007)	Value (12/31/2007)	(7/1/2007 to 12/31/2007)	Expense Ratio
Class A Actual	$1,000.00	$1,072.90	$7.82	1.50%
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Class C Actual	$1,000.00	$1,071.40	$11.45	2.20%
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.08	$11.14	2.20%

[1] Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days ( to reflect the one-half  year period).

Keystone Mutual Funds
Schedule of Investments (Unaudited)

Keystone Large Cap Growth Fund
December 31, 2007

Security Description	Shares	Value

COMMON STOCKS — 98.6%
Consumer Merchandising — 5.2%
Amazon.com, Inc. *	5,027	$465,701
Dick’s Sporting Goods Inc. *	36,282	1,007,188
Kohl’s Corp. *	16,135	738,983
Las Vegas Sands Corp. *	12,878	1,327,078
News Corp.	12,121	257,571
Polo Ralph Lauren Corp.	12,015	742,407
Under Armour, Inc. *	7,855	343,028
		4,881,956
Consumer Staples — 4.9%
Coca-Cola Co.	23,628	1,450,050
Colgate-Palmolive Company	11,877	925,931
Costco Wholesale Corp.	10,717	747,618
Diageo plc ADR	16,490	1,415,337
		4,538,936
Energy — 3.6%
Apache Corp.	26,958	2,899,063
Suntech Power Holdings Co. Ltd. ADR *	5,641	464,367
		3,363,430
Financial Institutions — 6.5%
The Blackstone Group *	49,580	1,097,205
Endurance Specialty Holdings Ltd.ˆ	54,961	2,293,523
Intercontinental Exchange, Inc. *	4,085	786,363
Morgan Stanley	29,982	1,592,344
Och-Ziff Capital Management Group LLC *	9,482	249,187
		6,018,622
Health Care Products — 22.8%
Celgene Corporation *	60,000	2,772,600
Conventry Health Care, Inc. *	17,852	1,057,731
Gilead Sciences, Inc. *	59,548	2,739,804
Medtronic, Inc.	69,335	3,485,470
Merck & Co., Inc.	72,489	4,212,336
Schering-Plough Corp.	100,396	2,674,549
Teva Pharmaceutical Industries Ltd. ADR	78,960	3,670,061
Wyeth	15 ,783	697,451
		21,310,002
Industrials — 16.3%
3M Co.	12,071	1,017,827
The Boeing Company	18,535	1,621,071
Fastenal Company	50,744	2,051,072
Joy Global Inc.	12,866	846,840
Sunoco, Inc.	31,855	2,307,576
SunPower Corporation *	3,622	472,273
Terex Corp. *	77,423	5,076,626
Textron Inc.	25,981	1,852,445
		15,245,730
The accompanying Notes to Financial Statements are an integral part of these statements.

Security Description	Shares	Value
Materials — 2.1%
Archer Daniels Midland Company	41,903	$1,945,556

Technology Services — 20.1%
Apple Computer, Inc. *	19,208	3,804,721
Corning, Inc.	174,314	4,181,793
Google, Inc. *	3,243	2,242,470
JDS Uniphase Corporation *	107,731	1,432,822
MEMC Electronic Materials, Inc. *	41,898	3,707,554
Qualcomm, Inc.	22,675	892,261
The Western Union Company	101,165	2,456,286
		18,717,907
Technology Software — 7.1% 1
Adobe Systems, Inc. *	29,902	1,277,713
Cisco Systems, Inc. *	82,229	2,225,939
Intel Corporation	128,433	3,424,024
Microsoft Corporation	122,940	4,376,664
Oracle Corporation *	207,229	4,679,231
		15,983,571
TOTAL COMMON STOCKS (Cost $86,938,488 )		92,005,710

SHORT TERM INVESTMENTS — 0.3%
AIM STIT-STIC Prime Portfolio	256,588	256,588
TOTAL SHORT TERM INVESTMENTS ( Cost $256,588)		256,588

Total Investments (Cost $87,195,076) — 98.9%		92,262,298
Other Assets in Excess of Liabilities — 1.1%		1,016,947
TOTAL NET ASSETS — 100.0%		$93,279,245

ADR American Depository Receipt
* Non Income Producing Security
ˆ Foreign Issued Security denominated in U.S. Dollars

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statement of Assets & Liabilities (Unaudited)

Keystone Large Cap Growth Fund

December 31, 2007
ASSETS
Investments, at cost	$87,195,076
Investments, at value	$92,262,298
Receivable from investments sold	1,710,131
Dividend receivable	38,634
Interest receivable	2,834
Receivable for Fund shares sold	757,767
Other assets	72,974
Total Assets	94,844,638
LIABILITIES
Payable for investments purchased	1,373,579
Payable for Fund shares redeemed	45,016
Investment advisory fees payable	42,988
Administration fee payable	5,872
Rule 12b-1 fees payable	55,504
Accrued expenses and other liabilities	42,434
Total Liabilities	1,565,393
Net Assets	$93,279,245
NET ASSETS CONSIST OF:
Paid in capital	$87,860,227
Undistributed net investment loss	(280,189)
Accumulated net realized gain	631,985
Net unrealized appreciation on investments	5,067,222
Net Assets	$93,279,245
CLASS A SHARES (unlimited shares authorized)
Net assets	$92,741,846
Shares issued and outstanding	3,097,157
Net asset value, redemption price and minimum offering price per share	$29.94
Maximum offering price per share ($29.94/0.9575)	$31.27
CLASS C SHARES (unlimited shares authorized)
Net assets	$537,399
Shares issued and outstanding	18,091
Net asset value, redemption price and offering price per share	$29.71

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statement of Operations (Unaudited)

Keystone Large Cap Growth Fund
For the
Six Months Ended
December 31, 2007
INVESTMENT INCOME
Dividend income (net of taxes withheld of $2,350)	$363,127
Interest income	20,662
Total Investment Income	383,789

EXPENSES
Investment advisory fees (Note 3)	309,348
Legal fees	55,494
Registration fees	44,497
Administration fees	36,616
Transfer agent fees and expenses	33,314
Portfolio accounting fees	22,682
Printing and postage expenses	16,717
Insurance fees	15,503
Audit and tax fees	14,168
Custody fees	9,984
Directors’ fees and expenses	7,544
12b-1 fees - Class A	132,116
12b-1 fees - Class C	1,551
Other	744
Total Expenses	700,278
Less waivers and reimbursements by adviser	(36,300)
Net Expenses	663,978
Net Investment Loss	(280,189)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	4,160,156
Net change in unrealized appreciation on investments	2,246,283
Net Realized and Unrealized Gain on Investments	6,406,439
Change in Net Assets Resulting from Operations	$6,126,250

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statement of Changes in Net Assets (Unaudited)

Keystone Large Cap Growth Fund

For the
Six Months Ended
December 31, 2007
OPERATIONS
Net investment loss	($280,189)
Net realized gain on investments	4,160,156
Net change in unrealized appreciation on investments	2,246,283
Change in Net Assets Resulting from Operations	6,126,250
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
Distributions from net realized gain on investments	(7,380,438)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
Distributions from net realized gain on investments	(43,100)
Change in Net Assets from Distributions to Shareholders	(7,423,538)
CAPITAL SHARE TRANSACTIONS
Proceeds from shareholder purchases	8,955,846
Dividend reinvestments	7,410,816
Payments for redemptions	(4,192,711)
Change in Net Assets from Capital Share Transactions	12,173,951
Change in Net Assets	$10,876,663
Net Assets, Beginning of Period	$82,402,582
Net Assets, End of Period	$93,279,245
Undistributed Net Investment Loss	( $ 280,189)

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights

Keystone Large Cap Growth Fund — Class A
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2007(6)	June 30, 2007(1)
Net Asset Value, Beginning of Period	$30.30	$25.00

Net investment loss (2)	(0.10)	(0.14)
Net realized and unrealized gain on investments	2.33	5.66
Total from Investment Operations	2.23	5.52

Distributions from net realized gain	(2.59)	(0.22)
Total Distributions	(2.59)	(0.22)

Net Asset Value, End of Period	$29.94	$30.30

Total return (3)	7.29%	22.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$92,741,846	$82,240,151
Ratio of expenses to average net assets:
Before expense waivers a nd reimbursements (4)	1.58%	2.32%
After expense waivers and reimbursements (4)	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before expense waivers a nd reimbursements (4)	(0.72)%	(1.37)%
After expense waivers and reimbursements (4)	(0.64)%	(0.55)%
Portfolio turnover rate (3) (5)	80%	157%

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to June 30, 2007.
(2) Calculated using average shares outstanding method.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Six month period is unaudited.

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights

Keystone Large Cap Growth Fund — Class C
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2007(6)	Jun e 30, 2007(1)
Net Asset Value, Beginning of Period	$30.12	$25.00

Net investment loss (2)	(0.22)	(0.35)
Net realized and unrealized gain on investments	2.40	5.69
Total from Investment Operations	2.18	5.34

Distributions from net realized gain	(2.59)	(0.22)
Total Distributions	(2.59)	(0.22)

Net Asset Value, End of Period	$29.71	$30.12

Total return(3)	7.14%	21.44%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$537,399	$162,431
Ratio of expenses to average net assets:
Before expense waivers and reimbursements (4)	2.28%	3.02%
After expense waivers and reimbursements (4)	2.20%	2.20%
Ratio of net investment loss to average net assets:
Before expense waivers and reimbursements (4)	(1.41)%	(2.07)%
After expense waivers and reimbursements (4)	(1.33)%	(1.25)%
Portfolio turnover rate (3) (5)	80%	157%

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to June 30, 2007.
(2) Calculated using average shares outstanding method.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)Six month period is unaudited.

Notes to Financial Statements
DECEMBER 31, 2007 (Unaudited)

1.	ORGANIZATION
The Keystone Large Cap Growth Fund (the Fund)  is a Delaware trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company.  The Fund is a series of Keystone Mutual Funds and has unlimited authorized shares of beneficial interest.The investment objective for the Fund is long-term growth of capital.

The Fund offers two classes of shares, Class A and Class C. Class A shares are subject to a 4.25% front-end sales charge. Class C shares have no sales charge, but are subject to a 1% contingent deferred sales charge if redeemed within one year. Class C shares do not convert to Class A shares of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.These policies are in conformity with U.S. generally accepted accounting principles (i.e., GAAP).

a)  Investment Valuation
Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ( “NOCP”).  Other securities traded on a national securities exchange are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices.  Securities traded on only over-the-counter markets other than NASDAQ are valued at the la test bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund’s Adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value.  Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees (the “Board”).

Securities not currently traded or those for which the NOCP, last sales price or bid price, as the case may be, is deemed unreliable are valued at fair value as determined in good faith under procedures approved by the Board. If an event occurs that will affect the value of the Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure.The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to Valuation Commitee. Some of the factors that may be considered by the Valuation Commitee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. For the six months ended December 31, 2007, the Fund had no fair valued securities.

b) Federal Income Taxes
The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.Therefore, no income tax provision is required.  Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on the calendar year basis.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to the  tax deferral of losses on wash sales.The following information is provided on a tax basis as of June 30, 2007:

Cost of investments	$80,483,567

Gross unrealized appreciation	$4,432,094

Gross unrealized depreciation	(1,618,017)
Net unrealized appreciation (depreciation)	$2,814,077

Undistributed ordinary income	$3,902,229
Undistributed long-term capital gains	–
Total distributable earnings	$3,902,229

Other accumulated gains (losses)	$ –
Total accumulated earnings (losses)	$6,716,306

c)  Distributions to Shareholders
The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis.  Distributions from net realized gains for book purposes may include short-term capital gains.All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization of federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by the Fund.The tax character of distributions paid during the period from August 7, 2006 (commencement of operations) to June 30, 2007, and the six months ended December 31, 2007, were:

	Ordinary	Long-term
	Income*	Capital Gains
Period ended June 30, 2007	$ 340,341	$ –
Six months ended December 31, 2007	7,423,538	$ –
*Amount includes net investment income and short-term capital gains.

d)  Expenses
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Fund are allocated between Class A and C on the basis of each class’ relative assets. Fees paid under the Fund’s shareholder servicing plan (the “Plan”) are borne by the specific class of shares of the Fund to which the Plan applies.

e)  Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

f)  Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on the total amount of net assets or net asset value per share.The adjustments are due to certain permanent book and tax differences.

	Accumulated	Undistributed
	Net Realized	Net Investment
	Gain on Investment s	Income
Period ended June 30, 2007	$(218,536)	$218,536

g)	Security Transactions and Investment Income
For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions using a specific identification method.

Income Recognition – Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its realative net assets.  All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
The Fund has entered into an investment advisory agreement with Cornerstone Capital Management, Inc. (the “Adviser” ) under which the Adviser manages the Fund’s assets and provides research, statistical, and advisory services, and pays related office rental, executive expenses, and executive salaries.  The fee for investment services is based on the average daily net assets of the Fund at the annual rate of 0.70%.

The Adviser has contractually limited total expenses to 1.50% of average daily net assets for Class A shareholders and 2.20% of average daily net assets for Class C shareholders through October 31, 2008.  The Adviser may extend the limitations at its discretion and may terminate the arrangement at any time after October 31, 2008. Under this arrangement, any reduction in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests.This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitations of the Fund expenses.The Adviser is permitted to be reimbursed  for the fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed and approved by the Board.  In addition, any such reimbursement from the Fund to the Adviser will be subject to the applicable limitation on the Fund expenses.  During the six months ended December 31, 2007, the Adviser voluntarily reimbursed certain operating expenses of the Fund in the amount of $36,300.  This entire amount is subject to potential recovery by the Adviser by June 30, 2010, subject to Board approval.

The Fund has entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (Quasar). Class A shareholders pay Rule 12b-1 fees to Quasar at the annual rate of 0.30% of average daily net assets and Class C shareholders pay fees at the annual rate of 1.00%.  For the six months ended December 31, 2007, 12b-1 distribution expenses of $132,116 and $1,551 were paid by Class A and Class C shares, respectively.The fees are paid to Quasar for distribution-related expenses and activities in connection with the distribution of the Fund’s shares.

The Fund bears certain other operating expenses, including brokerage and commission expenses; interest charges on borrowings; fees and expenses of legal counsel and independent registered public accounting firm the Fund’s organizational and offering expenses, whether or not advanced by the Adviser; compensation of the Fund’s officers and directors; registration fees; printing and shareholder report expenses; custodian fees; transfer agent fees; and other miscellaneous expenses.

There were no sales charges retained from the sale of Class A shares for the six months ended December 31, 2007.The Adviser received contingent deferred sales charges from the redemption of Class C shares of $90 for the six months ended December 31, 2007.  Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4.	CAPITAL SHARE TRANSACTIONS
Transactions of shares of the Fund were as follows:

The Keystone Large Cap Growth Fund – Class A Shares

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2007		June 30, 2007(1)
	Amount	Shares	Amount	Shares
Shares sold	$8,583,356	272,000	$48,881,613	1,678,482
Shares issued through in-kind transfer	–	–	29,154,377	1,117,605
Shares issued through dividend reinvestment	7,367,715	244,288	340,332	12,103
Shares redeemed	(4,181,715)	(133,468)	(3,345,976)	(113,853)
Net Increase	$11,769,356	382,820	$75,030,346	2,694,337

The Keystone Large Cap Growth Fund – Class C Shares

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2007		June 30, 2007(1)
	Amount	Shares	Amount	Shares
Shares sold	$372,490	11,603	$163,304	5,648
Shares issued through dividend reinvestment	43,101	1,441	9	1
Shares redeemed	(10,996)	(345)	(7,383)	(257)
Net Increase	$404,595	12,699	$155,930	5,392
(1) Reflects operations for the period from August, 7 2006 (commencement of operations) to June 30, 2007.

In accordance with its prospectus, the Fund may issue shares on the basis of an in-kind transfer of investment securities. Such investments contributed during the period ended June 30, 2007 were valued and received at market value. There were no in-kind transfers during the six months ended December 31, 2007.

5.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the six months ended December 31, 2007 were $74,902,933 and $70,281,829, respectively.There were no purchases and sales of U.S. government securities for the Fund during this period.

6.	GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7.	NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards  (SFAS)  No. 157,“Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required regarding the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

Effective December 31, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of a tax positions taken on previously filed tax returns or expected to be taken on future returns.These positions must meet a “more-likely -than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a  tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund include Federal and the state of Delaware.  As of December 31, 2007, open Federal and Delaware tax years include the tax year ended June 30, 2007.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end June 30, 2007.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additional Information (Unaudited)

PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities during the period ended June 30, 2007 is available to stockholders (i) without charge, upon request by calling the Fund at (866) 596-3863; and (ii) on the SEC’s Website at www.sec.gov.

AVAILABILITY OF QUARTERLY
PORTFOLIO HOLDINGS
The Fund files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Form N-Q will be available  to stockholders (i) without charge, upon request by calling the Fund at (866) 596-3863; (ii) on the SEC’s Website at www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TAX INFORMATION
The Fund designates 8% of its ordinary income distribution for the period from August 7, 2006 (commencement of operations) to June 30, 2007 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period from August 7, 2006 (commencement of operations) to June 30, 2007, 6% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

BOARD OF TRUSTEES	CUSTODIAN
Andrew Wyatt,	U.S. Bank, N.A.
Chairman of the Board	1555 N. River Center Drive, Suite 302
Daniel Luthringshauser	Milwaukee,WI 53212
Clifford Olson
John Grunewald	TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
INVESTMENT ADVISER	615 East Michigan Street
Cornerstone Capital Management, Inc.	Milwaukee,WI 53202
7101 W 78th Street, Suite 201
Bloomington, MN 55439	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst &Young, LLP
DISTRIBUTOR	220 South 6th Street, Suite 1400
Quasar Distributors, LLC	Minneapolis, MN 55402
615 East Michigan Street
Milwaukee,WI 53202

LEGAL COUNSEL
Faegre & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Fund’s Trustees and is available without charge (i) upon request by calling (866) 596-3863; and
(ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has no such procedures.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)    /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date   February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date   February 26, 2008

By (Signature and Title)    /s/ Michael P. Eckert
    Michael P. Eckert, Treasurer

Date   February 26, 2008